7. Short term notes (Details)	6 Months Ended
Jun. 30, 2016 USD ($)
Short Term Notes Details
Interest Rate	10.00%
Maturity	NOVEMBER 13, 2016
Principal	$ 220,000
Accrued interest	7,103
Unamortized debt discount	(59,982)
Total	$ 167,121